Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB GLOBAL RISK ALLOCATION FUND, INC.
Entity Central Index Key	0000069752
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000027570
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Advisor Class
Trading Symbol	CBSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBSYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$122	1.15%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index (net), and its blended benchmark, a 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index. The Fund is strategically diversified in multi-asset exposures; therefore it has a lower exposure to global equities and larger exposures to both interest-rate-sensitive assets, such as global bonds and inflation sensitive assets, such as commodities, than both the primary and blended benchmarks. As global equities outperformed other asset classes over the period, the relative underweight detracted.

During the 12-month period, the Fund used derivatives for hedging and investment purposes. Futures, credit default, interest rate swaps and currency forwards added to absolute returns, while options detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index
11/15	$10,000	$10,000	$10,000	$10,000
11/16	$10,342	$10,315	$10,331	$10,310
11/17	$11,637	$12,756	$12,040	$10,984
11/18	$11,221	$12,773	$11,928	$10,674
11/19	$12,149	$14,629	$13,406	$11,567
11/20	$13,324	$16,753	$15,109	$12,536
11/21	$15,148	$20,402	$16,803	$12,123
11/22	$14,468	$18,186	$14,609	$10,085
11/23	$14,331	$20,548	$15,867	$10,291
11/24	$16,497	$26,266	$18,739	$10,769
11/25	$18,440	$30,729	$21,068	$11,369

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	11.78%	6.71%	6.31%
MSCI World Index (net)	16.99%	12.90%	11.88%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	12.43%	6.88%	7.74%
Bloomberg Global Aggregate Bond Index	5.57%	-1.94%	1.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 167,703,524
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 935,391
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$167,703,524
# of Portfolio Holdings	19
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$935,391

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Funds and Investment Trusts	32.2%
Governments - Treasuries	8.2%
Inflation-Linked Securities	7.0%
Options on Equity Indices	0.8%
Financials	0.0%
Energy	0.0%
Short-Term Investments	45.4%
Other assets less liabilities	6.4%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	35.8%
United Kingdom	8.2%
Multinational	4.2%
Netherlands	0.0%
Australia	0.0%
Short-Term Investments	45.4%
Other assets less liabilities	6.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$28,542,382	17.0%
iShares Core MSCI Europe ETF	$14,088,923	8.4%
United Kingdom Gilt, 4.75%, due 12/07/30	$13,685,760	8.2%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,482,492	4.5%
iShares Core MSCI Emerging Markets ETF	$6,970,348	4.2%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$4,243,980	2.5%
iShares MSCI Emerging Markets ex China ETF	$2,662,132	1.6%
Invesco S&P 500 Equal Weight ETF	$1,769,737	1.0%
S&P 500 Index, 7000.00%, due 09/18/26 Options - Call	$671,600	0.4%
S&P 500 Index, 7000.00%, due 09/18/26 Options - Put	$643,360	0.4%
Total	$80,760,714	48.2%

C000027567
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Class A
Trading Symbol	CABNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CABNX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$148	1.40%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index (net), and its blended benchmark, a 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index. The Fund is strategically diversified in multi-asset exposures; therefore it has a lower exposure to global equities and larger exposures to both interest-rate-sensitive assets, such as global bonds and inflation sensitive assets, such as commodities, than both the primary and blended benchmarks. As global equities outperformed other asset classes over the period, the relative underweight detracted.

During the 12-month period, the Fund used derivatives for hedging and investment purposes. Futures, credit default, interest rate swaps and currency forwards added to absolute returns, while options detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index
11/15	$9,574	$10,000	$10,000	$10,000
11/16	$9,881	$10,315	$10,331	$10,310
11/17	$11,088	$12,756	$12,040	$10,984
11/18	$10,665	$12,773	$11,928	$10,674
11/19	$11,517	$14,629	$13,406	$11,567
11/20	$12,599	$16,753	$15,109	$12,536
11/21	$14,293	$20,402	$16,803	$12,123
11/22	$13,609	$18,186	$14,609	$10,085
11/23	$13,446	$20,548	$15,867	$10,291
11/24	$15,442	$26,266	$18,739	$10,769
11/25	$17,224	$30,729	$21,068	$11,369

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	11.54%	6.45%	6.05%
Class A (with sales charges)	6.81%	5.54%	5.59%
MSCI World Index (net)	16.99%	12.90%	11.88%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	12.43%	6.88%	7.74%
Bloomberg Global Aggregate Bond Index	5.57%	-1.94%	1.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 167,703,524
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 935,391
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$167,703,524
# of Portfolio Holdings	19
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$935,391

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Funds and Investment Trusts	32.2%
Governments - Treasuries	8.2%
Inflation-Linked Securities	7.0%
Options on Equity Indices	0.8%
Financials	0.0%
Energy	0.0%
Short-Term Investments	45.4%
Other assets less liabilities	6.4%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	35.8%
United Kingdom	8.2%
Multinational	4.2%
Netherlands	0.0%
Australia	0.0%
Short-Term Investments	45.4%
Other assets less liabilities	6.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$28,542,382	17.0%
iShares Core MSCI Europe ETF	$14,088,923	8.4%
United Kingdom Gilt, 4.75%, due 12/07/30	$13,685,760	8.2%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,482,492	4.5%
iShares Core MSCI Emerging Markets ETF	$6,970,348	4.2%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$4,243,980	2.5%
iShares MSCI Emerging Markets ex China ETF	$2,662,132	1.6%
Invesco S&P 500 Equal Weight ETF	$1,769,737	1.0%
S&P 500 Index, 7000.00%, due 09/18/26 Options - Call	$671,600	0.4%
S&P 500 Index, 7000.00%, due 09/18/26 Options - Put	$643,360	0.4%
Total	$80,760,714	48.2%

C000027569
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Class C
Trading Symbol	CBACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBACX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$228	2.16%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index (net), and its blended benchmark, a 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index. The Fund is strategically diversified in multi-asset exposures; therefore it has a lower exposure to global equities and larger exposures to both interest-rate-sensitive assets, such as global bonds and inflation sensitive assets, such as commodities, than both the primary and blended benchmarks. As global equities outperformed other asset classes over the period, the relative underweight detracted.

During the 12-month period, the Fund used derivatives for hedging and investment purposes. Futures, credit default, interest rate swaps and currency forwards added to absolute returns, while options detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index
11/15	$10,000	$10,000	$10,000	$10,000
11/16	$10,243	$10,315	$10,331	$10,310
11/17	$11,404	$12,756	$12,040	$10,984
11/18	$10,891	$12,773	$11,928	$10,674
11/19	$11,671	$14,629	$13,406	$11,567
11/20	$12,671	$16,753	$15,109	$12,536
11/21	$14,264	$20,402	$16,803	$12,123
11/22	$13,483	$18,186	$14,609	$10,085
11/23	$13,228	$20,548	$15,867	$10,291
11/24	$15,072	$26,266	$18,739	$10,769
11/25	$16,684	$30,729	$21,068	$11,369

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	10.69%	5.66%	5.25%
Class C (with sales charges)	9.75%	5.66%	5.25%
MSCI World Index (net)	16.99%	12.90%	11.88%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	12.43%	6.88%	7.74%
Bloomberg Global Aggregate Bond Index	5.57%	-1.94%	1.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 167,703,524
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 935,391
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$167,703,524
# of Portfolio Holdings	19
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$935,391

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Funds and Investment Trusts	32.2%
Governments - Treasuries	8.2%
Inflation-Linked Securities	7.0%
Options on Equity Indices	0.8%
Financials	0.0%
Energy	0.0%
Short-Term Investments	45.4%
Other assets less liabilities	6.4%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	35.8%
United Kingdom	8.2%
Multinational	4.2%
Netherlands	0.0%
Australia	0.0%
Short-Term Investments	45.4%
Other assets less liabilities	6.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$28,542,382	17.0%
iShares Core MSCI Europe ETF	$14,088,923	8.4%
United Kingdom Gilt, 4.75%, due 12/07/30	$13,685,760	8.2%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,482,492	4.5%
iShares Core MSCI Emerging Markets ETF	$6,970,348	4.2%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$4,243,980	2.5%
iShares MSCI Emerging Markets ex China ETF	$2,662,132	1.6%
Invesco S&P 500 Equal Weight ETF	$1,769,737	1.0%
S&P 500 Index, 7000.00%, due 09/18/26 Options - Call	$671,600	0.4%
S&P 500 Index, 7000.00%, due 09/18/26 Options - Put	$643,360	0.4%
Total	$80,760,714	48.2%

C000027573
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Class I
Trading Symbol	CABIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CABIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$121	1.14%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index (net), and its blended benchmark, a 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index. The Fund is strategically diversified in multi-asset exposures; therefore it has a lower exposure to global equities and larger exposures to both interest-rate-sensitive assets, such as global bonds and inflation sensitive assets, such as commodities, than both the primary and blended benchmarks. As global equities outperformed other asset classes over the period, the relative underweight detracted.

During the 12-month period, the Fund used derivatives for hedging and investment purposes. Futures, credit default, interest rate swaps and currency forwards added to absolute returns, while options detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index
11/15	$10,000	$10,000	$10,000	$10,000
11/16	$10,368	$10,315	$10,331	$10,310
11/17	$11,675	$12,756	$12,040	$10,984
11/18	$11,265	$12,773	$11,928	$10,674
11/19	$12,196	$14,629	$13,406	$11,567
11/20	$13,382	$16,753	$15,109	$12,536
11/21	$15,225	$20,402	$16,803	$12,123
11/22	$14,545	$18,186	$14,609	$10,085
11/23	$14,409	$20,548	$15,867	$10,291
11/24	$16,587	$26,266	$18,739	$10,769
11/25	$18,526	$30,729	$21,068	$11,369

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	11.69%	6.72%	6.36%
MSCI World Index (net)	16.99%	12.90%	11.88%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	12.43%	6.88%	7.74%
Bloomberg Global Aggregate Bond Index	5.57%	-1.94%	1.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 167,703,524
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 935,391
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$167,703,524
# of Portfolio Holdings	19
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$935,391

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Funds and Investment Trusts	32.2%
Governments - Treasuries	8.2%
Inflation-Linked Securities	7.0%
Options on Equity Indices	0.8%
Financials	0.0%
Energy	0.0%
Short-Term Investments	45.4%
Other assets less liabilities	6.4%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	35.8%
United Kingdom	8.2%
Multinational	4.2%
Netherlands	0.0%
Australia	0.0%
Short-Term Investments	45.4%
Other assets less liabilities	6.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$28,542,382	17.0%
iShares Core MSCI Europe ETF	$14,088,923	8.4%
United Kingdom Gilt, 4.75%, due 12/07/30	$13,685,760	8.2%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,482,492	4.5%
iShares Core MSCI Emerging Markets ETF	$6,970,348	4.2%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$4,243,980	2.5%
iShares MSCI Emerging Markets ex China ETF	$2,662,132	1.6%
Invesco S&P 500 Equal Weight ETF	$1,769,737	1.0%
S&P 500 Index, 7000.00%, due 09/18/26 Options - Call	$671,600	0.4%
S&P 500 Index, 7000.00%, due 09/18/26 Options - Put	$643,360	0.4%
Total	$80,760,714	48.2%